Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Total gross carrying amount	€ 392,088	€ 289,698
Allowance account for credit losses of financial assets	(22,291)	(20,531)	€ (19,706)	€ (17,987)
Trade receivables	€ 369,797	€ 269,167
Not matured
Credit risk
ECL Rate	0.19%	0.19%
Total gross carrying amount	€ 285,942	€ 180,448
Allowance account for credit losses of financial assets	(585)	(335)
Trade receivables	€ 285,357	€ 180,113
Less than 1 month
Credit risk
ECL Rate	0.19%	0.19%
Total gross carrying amount	€ 48,212	€ 52,310
Allowance account for credit losses of financial assets	(57)	(92)
Trade receivables	€ 48,155	€ 52,218
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Total gross carrying amount	€ 15,831	€ 11,125
Allowance account for credit losses of financial assets	(101)	(67)
Trade receivables	€ 15,730	€ 11,058
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Total gross carrying amount	€ 10,364	€ 10,729
Allowance account for credit losses of financial assets	(156)	(208)
Trade receivables	€ 10,208	€ 10,521
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Total gross carrying amount	€ 8,606	€ 12,158
Allowance account for credit losses of financial assets	(243)	(353)
Trade receivables	€ 8,363	€ 11,805
6 - 12 months
Credit risk
ECL Rate	8.52%	8.52%
Total gross carrying amount	€ 2,216	€ 4,158
Allowance account for credit losses of financial assets	(232)	(1,222)
Trade receivables	€ 1,984	€ 2,936
More than one year
Credit risk
ECL Rate	100.00%	100.00%
Total gross carrying amount	€ 3,056	€ 7,549
Allowance account for credit losses of financial assets	(3,056)	(7,033)
Trade receivables		516
Customers with Objective Evidence of Impairment [Member]
Credit risk
Total gross carrying amount	17,861	11,221
Allowance account for credit losses of financial assets	€ (17,861)	€ (11,221)